CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stock issued for services, shares	1,850,000
Issuance of redeemable preferred stock shares	9,851	14,878